Employee share schemes - Summary of Option Outstanding (Details) - Savings-related share option schemes shares in Thousands	12 Months Ended
Dec. 31, 2025 £ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares (in shares) | shares	4,782
Share option schemes - shares weighted exercise price (in pounds per share)	£ 11.79
Number of share options exercisable in share-based payment arrangement (in shares)	10.34
Weighted average exercise price of share options exercisable in share-based payment arrangement (in pounds per share)	£ 14.19
Weighted average exercise price of share options exercised in share-based payment arrangement (in pounds per share)	£ 14.43
Weighted average remaining contractual life of outstanding share options	1 year 10 months 24 days